T. ROWE PRICE GROWTH STOCK ETF

March 31, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 97.3%
COMMUNICATION SERVICES 14.1%
Entertainment 3.1%
Netflix (1)	7,353	6,857
Spotify Technology (1)	3,645	2,005
		8,862
Interactive Media & Services 11.0%
Alphabet, Class A	104,230	16,118
Alphabet, Class C	330	51
Meta Platforms, Class A	23,926	13,790
Pinterest, Class A (1)	35,537	1,102
		31,061
Total Communication Services		39,923
CONSUMER DISCRETIONARY 14.8%
Automobiles 1.7%
Ferrari NV	4,733	2,025
Tesla (1)	11,150	2,890
		4,915
Broadline Retail 9.5%
Amazon.com (1)	125,276	23,835
Coupang, Class A (1)	84,768	1,859
MercadoLibre (1)	581	1,133
		26,827
Diversified Consumer Services 0.3%
Duolingo (1)	2,626	816
		816
Hotels, Restaurants & Leisure 2.3%
Booking Holdings	365	1,682
Chipotle Mexican Grill (1)	61,303	3,078
Starbucks	17,274	1,694
		6,454
Specialty Retail 0.2%
Floor & Decor Holdings, Class A (1)	8,344	671
		671
Textiles, Apparel & Luxury Goods 0.8%
Lululemon Athletica (1)	8,315	2,354
		2,354
Total Consumer Discretionary		42,037

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
FINANCIALS 7.7%
Capital Markets 0.9%
Charles Schwab	31,960	2,502
		2,502
Financial Services 6.8%
Fiserv (1)	13,863	3,062
Mastercard, Class A	12,817	7,025
Visa, Class A	26,232	9,193
		19,280
Total Financials		21,782
HEALTH CARE 11.0%
Biotechnology 1.3%
Argenx SE, ADR (1)	4,220	2,497
Natera (1)	8,435	1,193
		3,690
Health Care Equipment & Supplies 2.3%
IDEXX Laboratories (1)	1,022	429
Intuitive Surgical (1)	9,125	4,520
Stryker	4,309	1,604
		6,553
Health Care Providers & Services 2.0%
Cigna	7,262	2,389
UnitedHealth Group	6,129	3,210
		5,599
Life Sciences Tools & Services 2.0%
Danaher	20,596	4,222
Thermo Fisher Scientific	3,066	1,526
		5,748
Pharmaceuticals 3.4%
Eli Lilly	11,631	9,606
		9,606
Total Health Care		31,196
INDUSTRIALS & BUSINESS SERVICES 2.5%
Aerospace & Defense 0.9%
Boeing (1)	13,898	2,370
		2,370
Electrical Equipment 0.4%
Rockwell Automation	4,781	1,235
		1,235

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Ground Transportation 0.0%
Old Dominion Freight Line	219	36
		36
Industrial Conglomerates 1.2%
Roper Technologies	5,678	3,348
		3,348
Total Industrials & Business Services		6,989
INFORMATION TECHNOLOGY 45.9%
Electronic Equipment, Instruments & Components 2.1%
Amphenol, Class A	36,195	2,374
Keysight Technologies (1)	5,909	885
Teledyne Technologies (1)	5,578	2,776
		6,035
IT Services 1.7%
Shopify, Class A (1)	25,600	2,442
Snowflake (1)	15,797	2,309
		4,751
Semiconductors & Semiconductor Equipment 12.6%
Advanced Micro Devices (1)	562	58
ASML Holding NV	2,436	1,614
Broadcom	25,932	4,342
NVIDIA	253,908	27,519
Taiwan Semiconductor Manufacturing, ADR	13,128	2,179
		35,712
Software 17.5%
AppLovin, Class A (1)	8,577	2,273
Atlassian, Class A (1)	5,625	1,194
Autodesk (1)	178	47
Dynatrace (1)	20,458	964
HubSpot (1)	3,932	2,246
Intuit	6,449	3,960
Microsoft	83,771	31,447
Monday.com (1)	437	106
Salesforce.com	149	40
ServiceNow (1)	6,110	4,864
Synopsys (1)	5,650	2,423
		49,564
Technology Hardware, Storage & Peripherals 12.0%
Apple	153,038	33,994
		33,994
Total Information Technology		130,056

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
MATERIALS 0.8%
Chemicals 0.8%
Linde	4,773	2,223
Total Materials		2,223

Total Miscellaneous Common Stocks 0.5% (2)		1,326
Total Common Stocks (Cost $260,282)		275,532
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
State Street Institutional U.S. Government Money Market Fund, 4.29% (3)	4,686,458	4,686
Total Short-Term Investments (Cost $4,686)		4,686
Total Investments in Securities 98.9% of Net Assets (Cost $264,968)		$280,218
Other Assets Less Liabilities 1.1%		3,017
Net Assets 100.0%		$283,235

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Seven-day yield
ADR	American Depositary Receipts
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Growth Stock ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE GROWTH STOCK ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF788-054Q1
03/25